INVENTORIES, INCLUDING LONG-TERM MILL AND LEACH STOCKPILES (Components of Inventories) (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Inventories [Line Items]
Total material and supplies, net	[1]	$ 1,594				$ 1,594	$ 1,612
Total current mill and leach stockpiles		1,539				1,539	1,762
Raw materials (primarily concentrate)		220				220	288
Work-in-process		108				108	174
Finished goods		743				743	931
Total product inventories		1,071				1,071	1,393
Total long-term inventories		1,663				1,663	1,688
Inventory obsolescence reserves		26				26	19
Copper and Molybdenum Inventory Adjustments		184	$ 91	$ 59	$ 4	338	6	$ 3
Current [Member]
Components of Inventories [Line Items]
Mill Stockpiles		137				137	86
Leach stockpiles		1,402				1,402	1,676
Total current mill and leach stockpiles		1,539				1,539	1,762
Long-Term [Member]
Components of Inventories [Line Items]
Mill Stockpiles		480				480	360
Leach stockpiles		1,183				1,183	1,328
Total long-term inventories	[2]	$ 1,663				1,663	$ 1,688
Copper [Member]
Components of Inventories [Line Items]
Copper and Molybdenum Inventory Adjustments						215
Molybdenum [Member]
Components of Inventories [Line Items]
Copper and Molybdenum Inventory Adjustments						$ 123

[1]	Materials and supplies inventory was net of obsolescence reserves totaling $26 million at December 31, 2015, and $19 million at December 31, 2014.
[2]	Estimated metals in stockpiles not expected to be recovered within the next 12 months.